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[Logo of ReedSmith]                                               Reed Smith LLP
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W. THOMAS CONNER                                     Washington, D.C. 20005-3373
Direct Phone: +1 202 414 9208                                    +1 202 414 9200
Email:  tconner@reedsmith.com                                Fax +1 202 414 9299
                                                                   reedsmith.com

April 19, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Initial Registration Statement on Form N-4 for
    First MetLife Investors Insurance Company
    First MetLife Investors Variable Annuity Account One (File No. 811-03365) (Class L - 4 Year (offered on and after April 29, 2013))

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we have attached for filing under the Securities Act of 1933, as amended, an initial registration statement (the "Initial Registration Statement") for certain individual flexible premium deferred variable annuity contracts (the "Contracts"). The Contracts will be issued through the Separate Account, which is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended.

The Amendment reflects the Company's responses to the comments received from the staff of the Securities and Exchange Commission ("SEC staff") on the initial registration statement. This filing has been marked to show changes from the initial registration statement.

Pursuant to Rule 461 under the 1933 Act, the Company and the principal underwriter have submitted requests for acceleration of effectiveness of the Amendment to April 29, 2013. The Company very much appreciates any assistance the SEC staff can provide in meeting such requests.

If you have any questions or comments regarding this Initial Registration Statement, please call the undersigned at (202) 414-9208.

Sincerely,

/s/ W. Thomas Conner
-----------------------------
W. Thomas Conner

Attachment
cc:  Michele H. Abate, Esq.
     John M. Richards, Esq.

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